Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 13,653,000	$ 10,058,000
Interest-bearing deposits with banks	865,000	467,000
Federal funds sold	18,725,000	611,000
Total cash and cash equivalents	33,243,000	11,136,000
Interest-bearing time deposits	8,270,000	4,425,000
Securities available for sale, at fair value	100,226,000	108,762,000
Securities-held to maturity	6,000	9,000
Loans, net	300,603,000	288,506,000
Loans held for sale	1,608,000	1,611,000
Federal Home Loan Bank stock, at cost	2,241,000	2,820,000
Foreclosed real estate	78,000	466,000
Premises and equipment	10,208,000	10,347,000
Accrued interest receivable	1,580,000	1,716,000
Cash value of life insurance	6,161,000	6,332,000
Goodwill	5,386,000	5,386,000
Other assets	3,151,000	2,868,000
Total Assets	472,761,000	444,384,000
Deposits:
Noninterest-bearing	73,042,000	56,436,000
Interest-bearing	339,594,000	317,394,000
Total deposits	412,636,000	373,830,000
Retail repurchase agreements	0	9,310,000
Advances from Federal Home Loan Bank	0	5,500,000
Accrued interest payable	127,000	192,000
Accrued expenses and other liabilities	2,765,000	2,213,000
Total liabilities	$ 415,528,000	$ 391,045,000
Commitments and Contingencies
Preferred stock of $.01 par value per share
Authorized 1,000,000 shares; none issued	$ 0	$ 0
Common stock of $.01 par value per share
Authorized 5,000,000 shares; issued 3,164,416 shares; outstanding 2,740,502 and 2,784,088 shares in 2014 and 2013, respectively	32,000	32,000
Additional paid-in capital	24,313,000	24,313,000
Retained earnings-substantially restricted	40,229,000	36,947,000
Accumulated other comprehensive income (loss)	800,000	(720,000)
Less treasury stock, at cost - 423,914 shares (380,328 shares in 2013)	(8,253,000)	(7,345,000)
Total First Capital, Inc. stockholders' equity	57,121,000	53,227,000
Noncontrolling interest in subsidiary	112,000	112,000
Total equity	57,233,000	53,339,000
Total Liabilities and Equity	$ 472,761,000	$ 444,384,000